Schedule of Investments
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.75%
Australia–2.24%
Fortescue Metals Group Ltd.	17,609	$131,940
Magellan Financial Group Ltd.	1,259	55,138
Newcrest Mining Ltd.	891	17,938
		205,016
Canada–5.48%
CGI, Inc., Class A(a)	1,451	111,100
Hydro One Ltd.(b)	5,986	121,674
Kinross Gold Corp.(a)	10,307	52,259
Manulife Financial Corp.	2,092	40,753
Open Text Corp.	427	19,217
Royal Bank of Canada	228	18,018
Thomson Reuters Corp.	1,733	139,318
		502,339
Denmark–0.95%
Novo Nordisk A/S, Class B	1,033	63,060
Pandora A/S	460	23,773
		86,833
Finland–0.20%
Metso OYJ	525	18,627
France–2.98%
Air Liquide S.A.	152	22,019
Faurecia S.A.	528	25,210
Hermes International	26	19,488
L’Oreal S.A.	344	96,393
Peugeot S.A.	1,548	32,128
Schneider Electric SE	570	57,138
Suez	1,275	20,927
		273,303
Germany–1.61%
adidas AG	184	58,244
HeidelbergCement AG	765	51,991
Merck KGaA	286	36,784
		147,019
Hong Kong–0.70%
HKT Trust & HKT Ltd.	29,000	43,277
WH Group Ltd.	22,000	20,844
		64,121
Ireland–0.76%
AerCap Holdings N.V.(a)	916	51,855
CRH PLC	474	17,933
		69,788
Israel–0.26%
Teva Pharmaceutical Industries Ltd., ADR(a)	2,265	23,556
Japan–8.84%
AGC, Inc.	3,600	120,725
Ajinomoto Co., Inc.	1,000	16,482
Amada Holdings Co. Ltd.	6,200	64,568
Shares		Value
Japan–(continued)
Astellas Pharma, Inc.	1,900	$33,664
Dai Nippon Printing Co. Ltd.	4,800	132,767
Hitachi Ltd.	900	34,369
Kao Corp.	500	39,953
Konica Minolta, Inc.	8,400	52,012
LIXIL Group Corp.	1,100	18,243
Mazda Motor Corp.	3,700	30,801
Nippon Electric Glass Co. Ltd.	1,600	30,759
Nissan Motor Co. Ltd.	12,400	67,318
Sekisui House Ltd.	900	19,399
Suzuken Co. Ltd.	500	19,132
Toppan Printing Co. Ltd.	6,500	129,289
		809,481
Jordan–0.47%
Hikma Pharmaceuticals PLC	1,788	43,361
Netherlands–1.91%
ASM International N.V.	396	48,081
NXP Semiconductors N.V.	424	53,789
Signify N.V.	760	25,312
Wolters Kluwer N.V.	637	47,886
		175,068
Norway–0.28%
Orkla ASA	2,618	25,437
Sweden–3.51%
Atlas Copco AB, Class A	3,265	115,852
Boliden AB(a)	4,657	110,864
Hennes & Mauritz AB, Class B	3,443	75,638
Skanska AB, Class B	841	19,433
		321,787
Switzerland–4.18%
Geberit AG	64	33,757
LafargeHolcim Ltd.(a)	444	22,607
Nestle S.A.	700	77,276
Novartis AG	733	69,338
Roche Holding AG	138	46,446
Roche Holding AG, BR	403	133,841
		383,265
United Kingdom–5.05%
Auto Trader Group PLC(b)	16,066	118,171
Avast PLC(b)	3,403	19,054
Fiat Chrysler Automobiles N.V.	2,574	33,433
GlaxoSmithKline PLC	6,568	154,217
Greggs PLC	2,529	75,111
Rightmove PLC	2,302	20,053
Tate & Lyle PLC	2,439	25,454
WPP PLC	1,372	17,080
		462,573
United States–58.33%
AbbVie, Inc.	651	52,744
Aflac, Inc.	791	40,792

See accompanying notes which are an integral part of this schedule.
Invesco Global Responsibility Equity Fund

Shares		Value
United States–(continued)
AGCO Corp.	616	$43,206
Akamai Technologies, Inc.(a)	331	30,899
Alexion Pharmaceuticals, Inc.(a)	357	35,482
Ally Financial, Inc.	3,844	123,123
Alphabet, Inc., Class C(a)	91	130,515
Ameriprise Financial, Inc.	278	45,984
AmerisourceBergen Corp.	485	41,497
Amgen, Inc.	79	17,068
Apple, Inc.	593	183,539
Applied Materials, Inc.	657	38,099
Athene Holding Ltd., Class A(a)	1,277	55,626
AutoNation, Inc.(a)	563	23,894
AutoZone, Inc.(a)	111	117,434
Bank of America Corp.	642	21,077
Best Buy Co., Inc.	252	21,342
Biogen, Inc.(a)	441	118,563
Booking Holdings, Inc.(a)	15	27,458
Brighthouse Financial, Inc.(a)	453	17,622
Brixmor Property Group, Inc.	858	17,126
Cadence Design Systems, Inc.(a)	962	69,370
CF Industries Holdings, Inc.	1,221	49,182
Cisco Systems, Inc.	1,022	46,981
Citigroup, Inc.	962	71,582
CyberArk Software Ltd.(a)	518	71,603
DaVita, Inc.(a)	497	39,695
DENTSPLY SIRONA, Inc.	1,120	62,720
Discover Financial Services	1,405	105,558
Discovery, Inc., Class C(a)	1,251	34,740
Ecolab, Inc.	97	19,023
Equity Residential	1,210	100,527
Essex Property Trust, Inc.	380	117,709
Expedia Group, Inc.	127	13,773
Facebook, Inc., Class A(a)	363	73,293
Ferguson PLC	231	20,705
Fifth Third Bancorp	3,403	96,815
FleetCor Technologies, Inc.(a)	110	34,675
Ford Motor Co.	9,182	80,985
Fortinet, Inc.(a)	201	23,187
General Mills, Inc.	1,265	66,058
General Motors Co.	1,994	66,580
Gilead Sciences, Inc.	1,940	122,608
HCA Healthcare, Inc.	277	38,448
Hershey Co. (The)	778	120,722
Hewlett Packard Enterprise Co.	5,980	83,301
HP, Inc.	4,791	102,144
Incyte Corp.(a)	616	45,011
Jabil, Inc.	743	28,895
Shares		Value
United States–(continued)
Johnson Controls International PLC	2,306	$90,972
JPMorgan Chase & Co.	1,079	142,816
Kimberly-Clark Corp.	592	84,798
Lam Research Corp.	151	45,030
Leidos Holdings, Inc.	213	21,400
LKQ Corp.(a)	528	17,258
McKesson Corp.	846	120,648
MetLife, Inc.	1,105	54,930
Microsoft Corp.	2,059	350,504
Mid-America Apartment Communities, Inc.	532	72,996
Mondelez International, Inc., Class A	2,423	139,032
New York Community Bancorp, Inc.	4,230	46,784
NVR, Inc.(a)	5	19,085
Omnicom Group, Inc.	546	41,119
Oracle Corp.	2,550	133,748
PACCAR, Inc.	323	23,970
Procter & Gamble Co. (The)	1,518	189,173
PulteGroup, Inc.	1,490	66,529
QUALCOMM, Inc.	318	27,129
Santander Consumer USA Holdings, Inc.	2,314	61,599
SBA Communications Corp., Class A	254	63,388
Synchrony Financial	2,062	66,829
Synopsys, Inc.(a)	547	80,688
Take-Two Interactive Software, Inc.(a)	157	19,568
TEGNA, Inc.	5,126	86,629
U.S. Bancorp	962	51,198
Universal Health Services, Inc., Class B	110	15,082
Western Union Co. (The)	2,119	57,001
Whirlpool Corp.	144	21,048
Xerox Holdings Corp.	3,499	124,459
		5,344,390
Total Common Stocks & Other Equity Interests (Cost $8,285,279)		8,955,964
Money Market Funds–2.22%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)	66,218	66,218
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)	61,729	61,754
Invesco Treasury Portfolio, Institutional Class, 1.47%(c)	75,677	75,677
Total Money Market Funds (Cost $203,647)		203,649
TOTAL INVESTMENTS IN SECURITIES—99.97% (Cost $8,488,926)		9,159,613
OTHER ASSETS LESS LIABILITIES–0.03%		2,485
NET ASSETS–100.00%		$9,162,098
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $258,899, which represented 2.83% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Responsibility Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$205,016	$—	$205,016
Canada	502,339	—	—	502,339
Denmark	—	86,833	—	86,833
Finland	—	18,627	—	18,627
France	—	273,303	—	273,303
Germany	—	147,019	—	147,019
Hong Kong	—	64,121	—	64,121
Ireland	51,855	17,933	—	69,788
Israel	23,556	—	—	23,556
Japan	—	809,481	—	809,481
Jordan	—	43,361	—	43,361
Netherlands	53,789	121,279	—	175,068
Norway	—	25,437	—	25,437
Sweden	—	321,787	—	321,787
Switzerland	—	383,265	—	383,265
United Kingdom	—	462,573	—	462,573
United States	5,323,685	20,705	—	5,344,390
Money Market Funds	203,649	—	—	203,649
Total Investments	$6,158,873	$3,000,740	$—	$9,159,613
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Global Responsibility Equity Fund